Deferred Tax as Restated (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Tax Assets And Liabilities [Abstract]
Schedule of Movements in Deferred Tax Assets and Liabilities

The movements in deferred tax liabilities and assets during the years ended December 31, 2021 and 2020 are as follows:

Deferred tax liabilities

	Collaboration revenue	Difference allowance in excess of related depreciation	Right of use assets	Total
	US$’000	US$’000	US$’000	US$’000
At January 1, 2020	(42,317)	(5,387)	—	(47,704)
Deferred tax charged/(credited) to the statement of profit or loss during the year	14,106	(1,285)	(159)	12,662
Gross deferred tax liabilities at December 31, 2020	(28,211)	(6,672)	(159)	(35,042)
At January 1, 2021	(28,211)	(6,672)	(159)	(35,042)
Deferred tax charged/(credited) to the statement of profit or loss during the year	14,086	(1,964)	159	12,281
Gross deferred tax liabilities at December 31, 2021	(14,125)	(8,636)	—	(22,761)

Deferred tax assets

	Losses available for offsetting against future taxable profits	Difference in intangible assets amortization	Accrued expense	Lease liabilities	R&D credit	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
At January 1, 2020	216	4,845	—	—	655	5,716
Deferred tax charged to the statement of profit or loss during the year	14,865	497	608	165	8,950	25,085
Gross deferred tax assets at December 31, 2020	15,081	5,342	608	165	9,605	30,801
At January 1, 2021	15,081	5,342	608	165	9,605	30,801
Deferred tax charged to the statement of profit or loss during the year	5,367	(4,286)	649	(165)	(9,605)	(8,040)
Gross deferred tax assets at December 31, 2021	20,448	1,056	1,257	—	—	22,761

For presentation purposes, certain deferred tax assets and liabilities have been offset in the statement of financial position. The following is an analysis of the deferred tax balances of the Group for financial reporting purposes:

	2021	2020
	US$’000	US$’000
Net deferred tax liabilities recognised in the consolidated statement of financial position	—	4,241

Summary of Items with Respect to, Deferred Tax Assets have not been Recognized	Deferred tax assets have not been recognized in respect of the following items:
	2021	2020
	US$’000	US$’000
Deductible temporary differences	15,420	12,842
Tax losses	609,200	200,523
	624,620	213,365